Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Option Activity and Changes in Stock Options

A summary of the share option activity during the years ended December 31, 2015, 2016 and 2017 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life
Outstanding at January 1, 2015	30,341,636	$0.259	6.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(960,000)	—	—

Outstanding as of December 31, 2015	29,381,636	$0.259	5.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(1,800,000)	—	—

Outstanding as of December 31, 2016	27,581,636	$0.259	4.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	—	—	—
Outstanding as of December 31, 2017	27,581,636	$0.259	3.5

Exercisable as of December 31, 2017	27,581,636	$0.259	3.5

Vested as of December 31, 2017	27,581,636	$0.259	3.5